Subordinated Liabilities - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subordinated liabilities [abstract]
£325m Sterling preference shares	£ 344	£ 344
Undated subordinated liabilities	205	219
Dated subordinated liabilities	1,601	1,769
Subordinated liabilities	2,150	2,332
£325m Sterling preference shares, notional amount	£ 325	£ 325